Net Loss per Share - Antidilutive securities (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities	9,018,214	5,939,340	9,018,214	5,939,340	7,797,470	6,471,418
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities	7,727,158	5,913,820	7,727,158	5,913,820	7,760,950	6,445,898
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities	1,291,056	25,520	1,291,056	25,520	36,520	25,520